EQUIPMENT (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 0	$ 192,743
Accumulated amortization	0	177,890
Net book value	0	14,853
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	0	35,221
Accumulated amortization	0	30,946
Net book value	0	4,275
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	0	92,016
Accumulated amortization	0	87,653
Net book value	0	4,363
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Cost	0	27,689
Accumulated amortization	0	27,689
Net book value	0	0
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Cost	0	37,817
Accumulated amortization	0	31,602
Net book value	$ 0	$ 6,215